Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Kreit & Chiu CPA LLP
Auditor Firm ID	6651
Auditor Location	Los Angeles, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of CTRL Group Limited and its subsidiaries (the “Company”) as of March 31, 2025 and 2024, and the related consolidated statements of Operations changes in shareholders’ equity, and cash flows for each of the years in the period ended March 31, 2025 and 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the year in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.